UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370

Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370

Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund

SCHEDULE OF INVESTMENTS

July 31, 2014 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (45.83%)
COMMON STOCKS (40.22%)
Aerospace/Defense (0.50%)
Spirit Aerosystems Holdings, Inc. - Class A1	21,400	$696,998

Applications Software (2.47%)
Microsoft Corp.	80,200	3,461,432

Audio/Video Products (0.50%)
Harman International Industries, Inc.	6,500	705,575

Auto/Truck Parts & Equipment - Original (0.53%)
Delphi Automotive PLC	11,200	748,160

Beverages - Wine/Spirits (0.96%)
Constellation Brands, Inc. - Class A1	16,200	1,348,812

Building Production - Cement/Aggregate (0.69%)
Cemex SAB de CV - Sponsored ADR[1]	55,932	702,506
Eagle Materials, Inc.	2,900	263,378

		965,884

Chemicals - Diversified (2.48%)
Dow Chemical Co.	54,300	2,773,101
PPG Industries, Inc.	3,500	694,260

		3,467,361

Computer Aided Design (0.20%)
Autodesk, Inc.[1]	5,200	277,420

Computers (1.01%)
Apple, Inc.	14,800	1,414,436

Computers - Memory Devices (0.46%)
SanDisk Corp.	7,000	641,970

Diversified Manufacturing Operations (0.40%)
Trinity Industries, Inc.	12,900	562,956

Diversified Minerals (0.90%)
U.S. Silica Holdings, Inc.	22,500	1,264,950

Electronic Components - Semiconductors (0.20%)
Avago Technologies, Ltd.	4,100	284,458

Electronic Devices (0.47%)
Blackberry, Ltd.[1]	71,200	664,296

Engines - Internal Combustion (0.47%)
Cummins, Inc.	4,700	655,133

Food - Retail (1.55%)
Kroger Co.	44,300	2,169,814

	Shares	Value (Note 1)
Human Resources (1.02%)
Robert Half International, Inc.	29,500	$1,435,175

Internet Content - Entertainment (1.10%)
Facebook, Inc. - Class A1	21,200	1,540,180

Leisure & Recreation Products (0.00%)†
Brunswick Corp.	100	4,033

Metal - Aluminum (0.39%)
Alcoa, Inc.	33,500	549,065
Century Aluminum Co.[1]	100	1,880

		550,945

Multimedia (2.24%)
Walt Disney Co.	36,500	3,134,620

Non - Hazardous Waste Disposal (2.16%)
Covanta Holding Corp.	96,500	1,970,530
Waste Connections, Inc.	22,200	1,050,948

		3,021,478

Oil & Gas Companies - Exploration & Production (0.01%)
EOG Resources, Inc.	100	10,944

Oil & Gas Drilling (0.96%)
Patterson-UTI Energy, Inc.	39,100	1,343,085

Pipelines (3.31%)
Boardwalk Pipeline Partners LP	210,900	3,956,484
MarkWest Energy Partners LP	9,700	677,060

		4,633,544

Publishing - Newspapers (0.97%)
Tribune Media Co. - Class A1	16,500	1,361,250

Real Estate Investment Trust - Warehouse/Industrial (0.22%)
Monmouth Real Estate Investment Corp.	30,400	312,512

Rental - Auto/Equipment (0.41%)
United Rentals, Inc.[1]	5,400	571,860

Retail - Apparel/Shoe (1.44%)
The Men’s Wearhouse, Inc.	12,400	623,968
Skechers U.S.A., Inc. - Class A1	26,600	1,387,722

		2,011,690

Retail - Jewelry (2.94%)
Signet Jewelers, Ltd.	12,800	1,302,912
Tiffany & Co.	28,800	2,811,168

		4,114,080

Retail - Restaurants (4.81%)
Domino’s Pizza, Inc.	28,900	2,080,800
Fiesta Restaurant Group, Inc.[1]	13,100	594,478
Popeyes Louisiana Kitchen, Inc.[1]	20,100	810,030

			Shares	Value (Note 1)
Retail - Restaurants (continued)
Starbucks Corp.			41,800	$3,247,024

				6,732,332

Retail - Sporting Goods (0.52%)
Zumiez, Inc.[1]			26,000	724,100

Semiconductor Components - Integrated Circuit Devices (1.17%)
NXP Semiconductor NV1			26,300	1,639,805

Semiconductor Equipment (0.27%)
Lam Research Corp.			5,400	378,000

Transportation - Rail (1.50%)
Kansas City Southern			6,500	708,890
Union Pacific Corp.			14,200	1,396,002

				2,104,892

Web Portals/ISP (0.99%)
Google, Inc. - Class A1			2,400	1,390,920

TOTAL COMMON STOCKS
(Cost $52,464,377)				56,345,100

EXCHANGE-TRADED FUNDS (3.15%)
Country Fund - United States (2.12%)
iShares® TIPS Bond ETF			25,900	2,976,169

Gold (1.03%)
SPDR® Gold Shares[1]			11,700	1,443,663

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,430,428)				4,419,832

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (2.46%)
PURCHASED CALL OPTIONS (0.41%)
NXP Semiconductor NV	January, 2015	$65.00	548	263,040
Patterson-UTI Energy, Inc.	January, 2015	35.00	250	70,625
Skechers U.S.A., Inc. - Class A	January, 2015	45.00	241	236,180

TOTAL PURCHASED CALL OPTIONS
(Cost $565,437)				569,845

PURCHASED PUT OPTIONS (2.05%)
Amazon.com, Inc.	January, 2015	325.00	150	468,000
athenahealth, Inc.	December, 2014	125.00	203	288,260
Bridgepoint Education, Inc.	August, 2014	15.00	2,563	768,900
Cabela’s, Inc.	December, 2014	60.00	168	83,496
Diamond Offshore Drilling, Inc.	September, 2014	51.00	1,191	625,275
Green Dot Corp. - Class A	December, 2014	17.50	1,167	221,730
Herbalife, Ltd.	January, 2015	65.00	55	93,500
iShares® China Large-Cap ETF	August, 2014	36.00	365	1,095
ITT Educational Services, Inc.	January, 2015	15.00	994	268,380

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED PUT OPTIONS (continued)
LifeLock, Inc.	September, 2014	$14.00	675	$48,600

TOTAL PURCHASED PUT OPTIONS
(Cost $2,476,032)				2,867,236

TOTAL PURCHASED OPTIONS
(Cost $3,041,469)				3,437,081

TOTAL LONG INVESTMENTS
(Cost $59,936,274)				64,202,013

	7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS (41.10%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares	0.00	% [3]	57,588,458	57,588,458

TOTAL SHORT TERM INVESTMENTS
(Cost $57,588,458)				57,588,458

TOTAL INVESTMENTS - (86.93%)
(Cost $117,524,732)				$121,790,471

Assets in Excess of Other Liabilities (13.07%)				18,315,670

NET ASSETS (100.00%)				$140,106,141

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value (Note 1)
COMMON STOCKS (-19.82%)
Commercial Banks Non - U.S. (-0.24%)
Bancolombia SA, Sponsored ADR			(5,300)	$(330,773)

Commercial Services - Finance (-1.01%)
Green Dot Corp. - Class A			(78,400)	(1,410,416)

Computers - Integrated Systems (-0.25%)
Teradata Corp.			(8,300)	(349,928)

E - Commerce/Products (-1.56%)
Amazon.com, Inc.			(2,200)	(688,578)
MercadoLibre, Inc.			(16,200)	(1,498,500)

				(2,187,078)

E - Commerce/Services (-0.30%)
Angie’s List, Inc.			(50,100)	(417,333)

E - Marketing/Information (-0.68%)
Liquidity Services, Inc.			(70,700)	(953,743)

Electronic Devices (-0.00%)†
Garmin, Ltd.			(100)	(5,504)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Finance - Other Services (-0.00%)†
NASDAQ OMX Group, Inc.	(100)	$(4,219)

Food - Retail (-3.00%)
Fresh Market, Inc.	(44,200)	(1,322,906)
Whole Foods Market, Inc.	(75,400)	(2,881,788)

		(4,204,694)

Food - Wholesale/Distribution (-0.00%)†
United Natural Foods, Inc.	(100)	(5,862)

Investment Management/Advisory Services (-0.98%)
Franklin Resources, Inc.	(25,300)	(1,369,995)

Medical Information Systems (-1.09%)
athenahealth, Inc.	(12,300)	(1,530,120)

Oil & Gas Drilling (-2.28%)
Diamond Offshore Drilling, Inc.	(9,100)	(425,789)
Noble Corp. PLC	(45,100)	(1,414,787)
Transocean, Ltd.	(33,400)	(1,347,356)

		(3,187,932)

Paper & Related Products (-0.12%)
Schweitzer-Mauduit International, Inc.	(4,000)	(163,320)

Retail - Apparel/Shoe (-1.43%)
Ascena Retail Group, Inc.	(65,100)	(1,045,506)
Coach, Inc.	(100)	(3,456)
DSW, Inc. - Class A	(10,700)	(284,513)
Francesca’s Holdings Corp.	(52,200)	(667,116)

		(2,000,591)

Retail - Appliances (-0.72%)
Conn’s, Inc.	(25,100)	(1,004,000)

Retail - Pawn Shops (-0.21%)
Cash America International, Inc.	(6,600)	(292,974)

Retail - Pet Food & Supplies (-0.75%)
PetSmart, Inc.	(15,400)	(1,049,356)

Retail - Restaurants (-0.50%)
Dunkin’ Brands Group, Inc.	(16,500)	(707,190)

Retail - Sporting Goods (-0.62%)
Cabela’s, Inc.	(14,900)	(869,564)

Schools (-2.68%)
Bridgepoint Education, Inc.	(65,400)	(785,454)
Capella Education Co.	(2,600)	(166,296)
Career Education Corp.	(144,200)	(736,862)
Corinthian Colleges, Inc.	(474,600)	(99,666)
DeVry Education Group, Inc.	(100)	(3,997)
ITT Educational Services, Inc.	(78,900)	(1,122,747)
Strayer Education, Inc.	(16,300)	(844,666)

		(3,759,688)

		Value
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	(Note 1)
Steel - Producers (-1.12%)
ArcelorMittal	(103,200)	$(1,569,672)

Toys (-0.00%)†
LeapFrog Enterprises, Inc.	(100)	(722)

Web Hosting/Design (-0.28%)
Rackspace Hosting, Inc.	(12,900)	(390,741)

TOTAL COMMON STOCKS (Proceeds $34,278,106)		(27,765,415)

EXCHANGE-TRADED FUNDS (-0.70%)
Country Fund - United States (-0.51%)
SPDR® Barclays High Yield Bond ETF	(17,600)	(713,680)

Emerging Country Exchange - Traded Funds (-0.19%)
iShares® MSCI Brazil Capped ETF	(5,700)	(276,450)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $987,961)		(990,130)

TOTAL SECURITIES SOLD SHORT (Proceeds $35,266,067)		$(28,755,545)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity. As of July 31, 2014, the amount held as collateral was $34,170,022.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange-Traded Fund

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law

SAB de CV - A variable capital company

SPDR - Standard and Poor’s Depositary Receipt

TIPS - Treasury Inflation Protected Securities

Notes to Quarterly Schedule of Investments

July 31, 2014 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. Caldwell and Orkin takes the opposite view – we believe that lower risk can result in higher return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

Level 2 –	Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

			Level 3 -
		Level 2 - Other	Significant
		Significant	Unobservable
Investments in Securities at Value*	Level 1- Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$56,345,100	$—	$—	$56,345,100
Exchange-Traded Funds	4,419,832	—	—	4,419,832
Purchased Options	2,111,541	1,325,540	—	3,437,081
Short Term Investments	57,588,458	—	—	57,588,458

TOTAL	$120,464,931	$1,325,540	$—	$121,790,471

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(27,765,415)	$—	$—	$(27,765,415)
Exchange-Traded Funds	(990,130)	—	—	(990,130)

TOTAL	$(28,755,545)	$—	$—	$(28,755,545)

During the period ended July 31, 2014, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended July 31, 2014. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

*	For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At July 31, 2014, the Fund invested 41.10% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of July 31, 2014, total investments would equal 66.35%, as a percentage of net assets. This would result in cash equivalents representing 33.65% of net assets, vs. the 41.10% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of July 31, 2014.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2014, the Fund had approximately 20.52% of its total net assets in short positions.

For the period ended July 31, 2014, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $62,734,405 and $45,626,667, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2014, based on cost of $120,760,094 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,217,705 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(1,187,328), resulting in net unrealized appreciation of $1,030,377.

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds, Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President and Principal Executive Officer

Date:	September 24, 2014

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer and Principal Financial Officer

Date:	September 24, 2014